REVENUE - Summary of Deferred Revenue (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract liabilities (Current)	$ 39,535	$ 46,874
Total	$ 39,535	$ 46,874